21. Provisions for pensions and similar obligations (Details 16)	12 Months Ended
Dec. 31, 2020 yr
Banesprev Plans I [Member]
Statement Line Items [Line Items]
Plans	11.92
Banesprev Plans II [Member]
Statement Line Items [Line Items]
Plans	12.38
Banesprev Plans III [Member]
Statement Line Items [Line Items]
Plans	10.79
Banesprev Plans IV [Member]
Statement Line Items [Line Items]
Plans	14.80
Banesprev Plans V [Member]
Statement Line Items [Line Items]
Plans	9.24
Banesprev Pre-75 [Member]
Statement Line Items [Line Items]
Plans	10.10
Sanprev I [Member]
Statement Line Items [Line Items]
Plans	6.93
Sanprev II [Member]
Statement Line Items [Line Items]
Plans	11.57
Sanprev III [Member]
Statement Line Items [Line Items]
Plans	10.46
Bandeprev Basic [Member]
Statement Line Items [Line Items]
Plans	10.08
Bandeprev Special I [Member]
Statement Line Items [Line Items]
Plans	6.80
Bandeprev Special II [Member]
Statement Line Items [Line Items]
Plans	6.53
SantanderPrevi [Member]
Statement Line Items [Line Items]
Plans	7.69
CACIBAN [Member]
Statement Line Items [Line Items]
Plans	6.46
DAB [Member]
Statement Line Items [Line Items]
Plans	5.88
DCA [Member]
Statement Line Items [Line Items]
Plans	7.06